Operating Segments	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Operating Segments

16. Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), and Chief Operating Officer (“COO”). Our operating segments are: Merchant Solutions, which focuses on card not present and card present solutions for small to medium size business merchants; Digital Wallets, which provides wallet based online payment solutions through our Skrill and NETELLER brands; and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers under the paysafecard and Paysafecash brands. These two operating segments, which are also reportable segments, as they have not been aggregated, are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment and are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA.

The CODM evaluates performance and allocates resources based on Segment Adjusted EBITDA of each operating segment. The CODM believes Segment Adjusted EBITDA to be a useful profitability measure to assess the performance of our business and to improve the comparability of operating results across reporting periods. The CODM uses the segment measure to analyze the actual performance of each segment against annual budgets, comparable prior reporting periods and against internal forecasts on a quarterly basis and when making decisions about the allocation of capital and other internal resources to the segments.

Segment Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs and excludes the impact of income tax (benefit)/expense, interest expense, net, depreciation and amortization, share-based compensation expense, impairment expense on goodwill and intangible assets, restructuring and other costs, loss/(gain) on disposal of subsidiaries and other assets, net, and other (expense)/income, net. The significant segment expenses included within each segment’s Adjusted EBITDA are included in the following tables.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended June 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$226,666	$196,553	$423,219
Interest Revenue	397	4,602	4,999
Intersegment revenue (1)	5,182	—	5,182
	$232,245	$201,155	$433,400
Elimination of intersegment revenue (1)			$(5,182)
Total consolidated revenues			$428,218
Less:
Cost of services (excluding depreciation and amortization) (1)	$136,368	$58,994
Selling, general and administrative (2)	$56,202	$59,497
Segment Adjusted EBITDA	$39,675	$82,664	$122,339

The information below summarizes revenue and Segment Adjusted EBITDA for the three months ended June 30, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$249,569	$181,505	$431,074
Interest revenue	682	8,168	8,850
Intersegment revenue (1)	4,727	—	4,727
	$254,978	$189,673	$444,651
Elimination of intersegment revenue (1)			$(4,727)
Total consolidated revenues			$439,924
Less:
Cost of services (excluding depreciation and amortization) (1)	$135,854	$52,698
Selling, general and administrative (2)	$62,613	$54,562
Segment Adjusted EBITDA	$56,511	$82,413	$138,924

The information below summarizes revenue and Segment Adjusted EBITDA for the six months ended June 30, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$439,640	$379,060	$818,700
Interest revenue	856	9,662	10,518
Intersegment revenue (1)	9,535	—	9,535
	$450,031	$388,722	$838,753
Elimination of intersegment revenue (1)			$(9,535)
Total consolidated revenues			$829,218
Less:
Cost of services (excluding depreciation and amortization) (1)	$261,431	$112,465
Selling, general and administrative (2)	$119,479	$111,049
Segment Adjusted EBITDA	$69,121	$165,208	$234,329

The information below summarizes revenue and Segment Adjusted EBITDA for the six months ended June 30, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$476,236	$363,101	$839,337
Interest revenue	1,300	17,025	18,325
Intersegment revenue (1)	8,840	4	8,844
	$486,376	$380,130	$866,506
Elimination of intersegment revenue (1)			$(8,844)
Total consolidated revenues			$857,662
Less:
Cost of services (excluding depreciation and amortization) (1)	$257,348	$105,694
Selling, general and administrative (2)	$123,339	$108,749
Segment Adjusted EBITDA	$105,689	$165,687	$271,376

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Segments Adjusted EBITDA	$122,339	$138,924	$234,329	$271,376
Unallocated corporate costs (3)	(17,342)	(19,918)	(34,162)	(40,454)
Depreciation and amortization	(67,582)	(68,630)	(135,851)	(136,940)
Share-based compensation	(10,775)	(12,966)	(18,916)	(22,325)
Restructuring and other costs	(5,897)	(728)	(13,682)	(1,180)
Impairment expense on goodwill and other assets	(13)	(23)	(1,295)	(676)
Other (expense) / income, net	(6,714)	4,397	(5,891)	16,752
(Loss) / gain on disposal of subsidiaries and other assets, net	(176)	(144)	450	(321)
Interest expense, net	(34,549)	(37,135)	(68,222)	(72,100)
(Loss) / income before taxes	$(20,709)	$3,777	$(43,240)	$14,132

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.